SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 10.0%
	United States Treasury Notes,
	0.625% due 5/15/2030	$ 98,150,000	$ 97,843,281
	1.375% due 8/31/2020	6,075,000	6,086,628
	1.50% due 10/31/2024 - 2/15/2030	93,435,000	98,596,138
	1.625% due 2/15/2026 - 8/15/2029	174,250,000	188,952,875
	1.75% due 11/15/2029	62,136,000	68,582,610
	2.25% due 11/15/2025 - 8/15/2027	31,662,000	35,191,266
	2.625% due 2/15/2029	17,058,000	19,981,848
	United States Treasury Notes Inflationary Index,
	0.25% due 1/15/2025 - 7/15/2029	48,568,348	52,917,527
	0.375% due 7/15/2027	65,920,248	71,687,223
	0.875% due 1/15/2029	54,296,061	61,937,446
	Total U.S. Treasury Securities (Cost $645,951,844)		701,776,842
	U.S. Government Agencies — 0.4%
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	1,085,287	1,100,481
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	1.569% (LIBOR 3 Month + 0.35%) due 4/15/2025	5,180,000	5,048,687
[b]	1.70% due 12/20/2022	2,600,000	2,604,914
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[b]	2.06% due 1/15/2026	900,000	930,015
[b]	2.512% due 1/15/2026	3,900,000	4,148,742
	Small Business Administration Participation Certificates,
	Series 2011-20G Class 1, 3.74% due 7/1/2031	4,585,380	4,944,593
	Series 2011-20K Class 1, 2.87% due 11/1/2031	5,595,790	5,907,326
[a,c]	U.S. Department of Transportation, 6.001% due 12/7/2031	3,000,000	3,231,810
	Total U.S. Government Agencies (Cost $27,458,831)		27,916,568
	Other Government — 0.2%
[b,c]	Bermuda Government International Bond, 4.138% due 1/3/2023	4,000,000	4,217,080
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[b,c]	2.004% due 9/18/2024	4,399,133	4,516,942
[b,c]	2.581% due 11/11/2024	4,733,365	4,918,230
[b,c]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	3,064,130	3,164,082
	Total Other Government (Cost $16,196,628)		16,816,334
	Mortgage Backed — 17.6%
	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1 Class A2, 3.085% due 1/25/2047	452,005	452,255
[a,c]	Series 2017-3 Class A1, 2.708% due 11/25/2047	1,507,236	1,506,201
[a,c]	Series 2017-3 Class M1, 3.90% due 11/25/2047	7,244,000	6,863,361
[a,c]	Series 2018-2 Class A1, 3.674% due 7/27/2048	3,878,215	3,954,218
[a,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	21,151,946	21,214,141
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.763% due 4/25/2048	9,000,517	9,240,428
[a,c]	Series 2018-1 Class A3, 4.218% due 4/25/2048	5,972,041	6,129,456
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	14,859,837	15,143,746
[a,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	7,765,085	7,819,954
[a,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	7,548,797	7,726,482
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	17,783,118	18,169,960
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	6,517,666
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,499,889
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	3,188,922
[c]	Barclays Commercial Mortgage Securities LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	3,234,638	3,233,682
[a,c]	Bayview Commercial Asset Trust CMBS, Series 2004-3 Class A2, 0.815% (LIBOR 1 Month + 0.63%) due 1/25/2035	1,354,170	1,341,359
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	6,239,005	6,418,353
[c,d]	Bunker Hill Loan Depositary Trust, Series 2020-1, 3.253% due 2/25/2055	3,285,000	3,284,986
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[a,c]	Series 2016-SH1 Class M3, 3.75% due 4/25/2045	3,646,230	3,621,613
[a,c]	Series 2016-SH2 Class M3, 3.75% due 12/25/2045	4,017,297	4,178,209
[a,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 18-INV1 Class A4, 4.00% due 8/25/2048	5,281,047	5,436,858

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[a]	Series 2004-HYB2 Class B1, 4.10% due 3/25/2034	$ 89,984	$ 89,347
[a,c]	Series 2014-A Class A, 4.00% due 1/25/2035	1,184,633	1,243,867
[a,c]	Series 2014-J1 Class B4, 3.634% due 6/25/2044	1,732,721	1,801,054
[a,c]	COLT Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO, Series 2018-3 Class M2, 4.583% due 10/26/2048	2,695,000	2,729,463
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	3,979,679	3,977,637
[a,c]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	7,398,539	7,546,758
[a,c]	CSMC Mortgage Trust, Whole Loan Securities Trust CMO, Series 2013-HYB1 Class B3, 2.967% due 4/25/2043	3,707,891	3,751,287
[a,c]	CSMLT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B1, 3.681% due 11/25/2045	5,185,792	5,434,379
[a,c]	DBUBS Mortgage Trust, Series 2011-LC2A Class A1FL, 1.541% (LIBOR 1 Month + 1.35%) due 7/12/2044	658,186	657,896
[a,c]	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 2.739% due 11/25/2059	16,135,537	16,194,256
[c]	FDIC Trust, Whole Loan Securities Trust CMO, Series 2013-R1 Class A, 1.15% due 3/25/2033	97,691	97,289
	Federal Home Loan Mtg Corp.,
	Pool J17504, 3.00% due 12/1/2026	800,701	842,971
	Pool RA1833, 4.00% due 10/1/2049	2,551,190	2,726,147
	Pool RC1280, 3.00% due 3/1/2035	8,007,723	8,531,232
	Pool SD0257, 3.00% due 1/1/2050	2,886,972	3,094,145
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	469,376	544,663
	Series 3291 Class BY, 4.50% due 3/15/2022	39,454	40,152
	Series 3504 Class PC, 4.00% due 1/15/2039	8,264	8,370
	Series 3838 Class GV, 4.00% due 3/15/2024	4,177,329	4,378,759
	Series 3919 Class VB, 4.00% due 8/15/2024	2,268,944	2,377,273
	Series 3922 Class PQ, 2.00% due 4/15/2041	656,804	665,607
	Series 4050 Class MV, 3.50% due 8/15/2023	1,287,968	1,343,478
	Series 4072 Class VA, 3.50% due 10/15/2023	1,019,091	1,048,427
	Series 4079 Class WV, 3.50% due 3/15/2027	1,981,304	2,059,573
	Series 4097 Class TE, 1.75% due 5/15/2039	2,107,206	2,136,031
	Series 4120 Class TC, 1.50% due 10/15/2027	1,497,060	1,520,555
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K717 Class A2, 2.991% due 9/25/2021	4,651,286	4,710,808
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates,
[a]	Series K719 Class A2, 2.731% due 6/25/2022	2,524,801	2,524,801
	Series K722 Class A2, 2.406% due 3/25/2023	4,800,000	4,988,909
	Series K725 Class A1, 2.666% due 5/25/2023	6,175,065	6,293,006
	Federal Home Loan Mtg Corp., REMIC,
	Pool D98887, 3.50% due 1/1/2032	2,324,410	2,496,923
	Pool G16710, 3.00% due 11/1/2030	638,549	673,341
	Pool T65457, 3.00% due 1/1/2048	18,528,533	19,233,567
[d]	Pool ZS7942, 3.00% due 2/1/2033	53,071,577	56,923,413
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-1 Class HA, 3.00% due 1/25/2056	8,834,750	9,415,786
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	15,109,090	16,252,266
[a]	Series 2017-4 Class HT, 3.25% due 6/25/2057	12,947,829	14,229,505
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	8,977,578	9,583,674
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	21,839,926	23,199,071
	Series 2018-3 Class HA, 3.00% due 8/25/2057	23,122,180	24,596,330
	Series 2018-3 Class MA, 3.50% due 8/25/2057	5,281,192	5,722,439
	Series 2018-4 Class HA, 3.00% due 3/25/2058	19,317,753	20,594,031
	Series 2019-1 Class MA, 3.50% due 7/25/2058	46,180,530	50,258,058
	Series 2019-2 Class MA, 3.50% due 8/25/2058	43,534,037	47,440,472
	Series 2019-3 Class MA, 3.50% due 10/25/2058	24,601,652	26,594,076
	Series 2019-4 Class MA, 3.00% due 2/25/2059	32,809,760	34,914,129
	Series 2020-1 Class MA, 2.50% due 8/25/2059	5,984,179	6,271,373
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	4,143,533	4,308,865
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	37,270,842	38,113,052
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	3,115,575	3,233,107
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	1,681,172	1,696,995
	Federal National Mtg Assoc.,
	Pool 897936, 5.50% due 8/1/2021	45,796	46,444
	Pool AE0704, 4.00% due 1/1/2026	3,014,325	3,201,735
	Pool AK6518, 3.00% due 3/1/2027	988,188	1,041,528
	Pool AS3111, 3.00% due 8/1/2029	6,163,867	6,525,371
	Pool AS4916, 3.00% due 5/1/2030	707,323	745,774
	Pool AS7323, 2.50% due 6/1/2031	3,970,724	4,198,053

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool AS8242, 2.50% due 11/1/2031	$ 7,001,817	$ 7,381,168
	Pool AS9749, 4.00% due 6/1/2047	11,702,424	12,471,977
	Pool AV5059, 3.00% due 2/1/2029	4,017,044	4,252,639
	Pool BM4324, 3.50% due 7/1/2033	5,313,367	5,721,537
	Pool BM5490, 3.50% due 11/1/2031	7,134,638	7,558,664
	Pool CA0200, 3.00% due 8/1/2032	14,042,237	15,006,874
	Pool CA3904, 3.00% due 7/1/2034	8,776,791	9,404,192
	Pool CA4102, 3.50% due 8/1/2029	8,480,758	9,008,185
	Pool CA5282, 3.00% due 3/1/2035	5,783,546	6,196,977
	Pool FM1542, 3.50% due 9/1/2034	3,487,341	3,754,198
	Pool FP0000, 3.00% due 11/1/2027	9,055,710	9,541,246
	Pool MA2815, 3.00% due 11/1/2026	1,959,273	2,060,536
	Pool MA3465, 4.00% due 9/1/2038	13,103,395	13,941,737
	Pool MA3953, 2.50% due 3/1/2030	7,961,466	8,366,540
	Pool MA4016, 2.50% due 5/1/2040	35,620,930	37,207,591
	Federal National Mtg Assoc., CMO REMIC,
	Series 2007-42 Class PA, 5.50% due 4/25/2037	90,738	98,323
[a]	Series 2009-17 Class AH, 0.579% due 3/25/2039	530,522	504,506
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	4,322	4,465
	Series 2012-129 Class LA, 3.50% due 12/25/2042	4,558,876	4,816,779
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,098,192	1,121,187
[a]	Series 2013-81 Class FW, 0.485% (LIBOR 1 Month + 0.30%) due 1/25/2043	6,943,439	6,912,072
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,949,918	19,756,762
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	7,202,539	7,307,409
[a,c]	Series 2018-3INV Class B3, 4.50% due 5/25/2048	7,994,144	7,710,014
[a,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	6,015,881	6,154,540
[a,c]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	1,620,156	1,636,359
[a,c]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	14,571,977	14,735,119
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	16,685,364	16,961,617
[a,c]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	19,231,734	19,511,533
	Government National Mtg Assoc.,
[a]	Pool 731491, 5.154% due 12/20/2060	111,114	126,918
	Pool 783299, 4.50% due 2/15/2022	397	398
[a]	Pool MA0100, 3.875% (H15T1Y + 1.50%) due 5/20/2042	366,217	376,936
	Government National Mtg Assoc., CMO, Series 2016-32 Class LJ, 2.50% due 12/20/2040	9,977,243	10,188,487
[a,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2020-PJ2 Class B3, 3.601% due 7/25/2050	5,317,684	5,047,506
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-1 Class A1, 3.766% due 6/25/2048	5,982,127	6,096,656
[a,c]	Series 2018-1 Class A3, 3.999% due 6/25/2048	2,834,394	2,880,710
[a,c]	Series 2018-1 Class M1, 4.548% due 6/25/2048	6,800,000	6,315,500
[a,c]	Series 2019-1 Class A1, 3.454% due 1/25/2059	13,334,394	13,564,309
[a,c,e]	Series 2019-1 Class M1, 3.951% due 1/25/2059	14,500,000	13,959,762
	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, 2.668% due 3/15/2049	4,202,466	4,217,977
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2014-IVR3 Class B4, 3.013% due 9/25/2044	2,580,404	2,491,800
[a,c]	Series 2017-2 Class A6, 3.00% due 5/25/2047	9,859,614	10,023,456
[a,c]	Series 2017-6 Class A5, 3.50% due 12/25/2048	9,676,962	9,834,978
[a,c]	Series 2018-3 Class B2, 3.754% due 9/25/2048	2,645,305	2,867,191
[a,c]	Series 2018-6 Class B2, 3.937% due 12/25/2048	1,097,163	1,131,388
[a,c]	Series 2019-5 Class B3, 4.484% due 11/25/2049	8,431,458	8,855,136
[a,c]	Series 2019-HYB1 Class B3, 3.948% due 10/25/2049	5,818,016	5,690,047
[a,c]	Series 2019-INV2 Class B3A, 3.80% due 2/25/2050	9,771,220	9,521,473
[a,c]	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO, Series 2018-MTG1 Class A3, 3.50% due 3/25/2048	5,539,128	5,620,000
[a]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 3.834% due 8/25/2034	260,287	256,543
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	4,156,557	4,387,984
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 Class A4, 3.306% due 4/15/2048	1,100,000	1,182,989
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	294,706	301,236
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	6,666,864	7,162,868
[a,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	8,002,217	8,546,177
[a,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	9,907,387	10,630,493
[a,c]	Series 2017-5A Class A1, 1.685% (LIBOR 1 Month + 1.50%) due 6/25/2057	806,761	807,917
[a,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	3,741,378	3,989,709

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
[a,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	$ 4,410,962	$ 4,674,358
[a,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	9,322,907	9,931,252
[a,c]	Series 2018-NQM1 Class A1, 3.986% due 11/25/2048	12,693,490	13,126,067
[a,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	5,858,350	6,249,956
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	785,410	819,087
[a,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.534% due 2/25/2050	3,260,618	3,301,811
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[a]	Series 2013-6 Class B4, 3.519% due 5/25/2043	1,342,399	1,375,770
[a]	Series 2013-7 Class B4, 3.539% due 6/25/2043	1,641,674	1,676,097
[a,c]	Series 2017-4 Class A4, 3.50% due 7/25/2047	1,551,472	1,572,545
[a,c]	Series 2017-5 Class A4, 3.50% due 8/25/2047	4,994,418	5,046,853
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-3 Class A1, 2.703% due 9/25/2059	12,580,902	12,685,216
[a,c]	Series 2019-3 Class A3, 3.082% due 9/25/2059	3,355,492	3,382,562
[a,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	3,880,824	4,020,976
[a,c]	Spruce Hill Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	39,874,133	40,020,882
[a,c]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-IMC1, 3.468% due 2/25/2049	8,475,586	8,691,074
[a]	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 3.62% due 3/25/2033	713,503	696,736
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2018-2 Class A1, 3.677% due 6/1/2058	6,298,486	6,374,546
[a,c]	Series 2018-3 Class A1, 4.108% due 10/25/2058	6,385,935	6,531,132
[a,c]	Series 2019-2 Class A1, 3.211% due 5/25/2059	669,024	682,225
[a,c]	Series 2019-3 Class A1, 2.784% due 7/25/2059	18,760,208	19,131,455
[a,c]	Series 2020-1 Class M1, 3.021% due 1/25/2060	5,000,000	4,334,030
[a,c]	Series 2020-2 Class M1, 5.36% due 5/25/2060	3,275,000	3,228,306
[c]	Series 2020-INV1 Class M1, 5.50% due 4/25/2060	900,000	896,121
[a,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.897% due 3/20/2045	2,043,451	2,107,358
	Total Mortgage Backed (Cost $1,196,874,832)		1,240,546,962
	Asset Backed Securities — 20.5%
	Advance Receivables — 2.0%
	New Residential Advance Receivables Trust Advance Receivables Backed,
[c]	Series 2019-T4 Class AT4, 2.329% due 10/15/2051	17,400,000	17,176,280
[c]	Series 2019-T5 Class AT5, 2.425% due 10/15/2051	31,000,000	30,811,254
[c]	New Residential Advance Receivables Trust Advance Receivables Backed 2019-T2, Series 2019-T2 Class AT2, 2.52% due 8/15/2053	31,650,000	30,652,563
[c]	NRZ Advance Receivables Trust, Series 2019-T1 Class AT1, 2.59% due 7/15/2052	27,675,000	27,084,139
	Ocwen Master Advance Receivables Trust,
[c]	Series 2019-T1 Class AT1, 2.514% due 8/15/2050	10,500,000	10,487,407
[c]	Series 2019-T2 Class AT2, 2.419% due 8/15/2051	7,900,000	7,873,804
[c]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2 Class AT2, 2.32% due 10/15/2052	19,637,000	19,417,890
			143,503,337
	Auto Receivables — 4.9%
	ACC Trust,
[c]	Series 2019-2 Class A, 2.82% due 2/21/2023	13,171,908	13,177,366
[c]	Series 2020-A Class A, 6.00% due 3/20/2023	20,105,196	20,211,954
	American Credit Acceptance Receivables Trust,
[c]	Series 2020-2 Class C, 3.88% due 4/13/2026	11,500,000	11,885,790
[c]	Series 2020-2 Class D, 5.65% due 5/13/2026	4,250,000	4,530,114
	Arivo Acceptance Auto Loan Receivables Trust,
[c]	Series 2019-1 Class A, 2.99% due 7/15/2024	4,837,458	4,890,534
[c]	Series 2019-1 Class B, 3.37% due 6/15/2025	3,547,000	3,471,686
[c]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	9,967,542	10,072,395
[c]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	6,000,000	5,996,185
	CarNow Auto Receivables Trust,
[c]	Series 2019-1A Class A, 2.72% due 11/15/2022	5,909,893	5,926,662
[c,d]	Series 2020-1A Class A, 1.76% due 2/15/2023	20,260,000	20,259,210
	Series 2020-2 Class D, 5.75% due 5/17/2027	19,445,000	21,114,757
	Carvana Auto Receivables Trust,
[c]	Series 2019-1A Class D, 3.88% due 10/15/2024	11,723,000	11,980,241
[c]	Series 2020-N1A, 1.53% due 1/16/2024	20,762,308	20,862,224
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	208,323	208,345

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	CPS Auto Receivables Trust,
[c]	Series 2017-D Class D, 3.73% due 9/15/2023	$ 3,000,000	$ 3,060,257
[c]	Series 2019-A Class B, 3.58% due 12/16/2024	11,800,000	11,960,876
[c]	Series 2019-A Class D, 4.35% due 12/16/2024	14,900,000	15,356,138
[c]	Series 2020-A Class A, 2.09% due 5/15/2023	14,537,056	14,658,355
	Drive Auto Receivables Trust, Series 2019-1 Class D, 4.09% due 6/15/2026	12,500,000	12,674,165
[c]	DT Auto Owner Trust, Series 2019-4A Class D, 2.85% due 7/15/2025	7,500,000	7,534,155
[c]	Exeter Automobile Receivables Trust, Series 2019-3A Class D, 3.11% due 8/15/2025	2,000,000	1,996,992
[c]	Flagship Credit Auto Trust, Series 2019-2 Class D, 3.53% due 5/15/2025	3,500,000	3,507,517
[c]	Foursight Capital Automobile Receivables Trust, Series 2019-1 Class A2, 2.58% due 3/15/2023	5,115,631	5,149,990
	GLS Auto Receivables Issuer Trust,
[c]	Series 2019-4A Class A, 2.47% due 11/15/2023	7,311,027	7,384,376
[c]	Series 2020-1A Class A, 2.17% due 2/15/2024	21,691,959	21,934,717
	GLS Auto Receivables Trust,
[c]	Series 2018-2A Class A, 3.25% due 4/18/2022	133,363	133,474
[c]	Series 2018-3A Class A, 3.35% due 8/15/2022	1,322,566	1,328,284
[c]	Series 2019-1A Class A, 3.37% due 1/17/2023	3,880,020	3,912,683
[c]	NextGear Floorplan Master Owner Trust, Series 2018-2A Class A2, 3.69% due 10/15/2023	15,049,000	15,229,939
[b,c]	OSCAR US Funding Trust IX, LLC, Series 2018-2A Class A4, 3.63% due 9/10/2025	1,850,000	1,928,093
[b,c]	Oscar US Funding XI, LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	14,400,000	14,651,086
[c]	Skopos Auto Receivables Trust, Series 2019-1A Class A, 2.90% due 12/15/2022	14,496,011	14,598,911
[c]	Tesla Auto Lease Trust, Series 2018-B Class A, 3.71% due 8/20/2021	4,066,284	4,125,577
[c]	U.S. Auto Funding, LLC, Series 2019-1A Class A, 3.61% due 4/15/2022	2,747,035	2,752,018
	United Auto Credit Securitization Trust,
[c]	Series 2019-1 Class D, 3.47% due 8/12/2024	6,750,000	6,886,716
[c]	Series 2020-1 Class A, 0.85% due 5/10/2022	12,550,000	12,550,387
[a,c]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 0.685% (LIBOR 1 Month + 0.50%) due 11/15/2022	3,350,000	3,343,567
			341,245,736
	Credit Card — 0.8%
[c]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	32,330,000	32,228,080
[c]	Fortiva Retail Credit Master Note Business Trust, Series 2018-1 Class A, 5.54% due 11/15/2023	12,775,000	13,121,486
[c]	Genesis Sales Finance Master Trust, Series 2019-AA Class A, 4.68% due 8/20/2023	7,300,000	7,263,260
			52,612,826
	Finance & Insurance — 4.3%
	Freed ABS Trust,
[c]	Series 2020-FP1 Class A, 2.52% due 3/18/2027	11,992,717	11,978,375
[c]	Series 2019-1 Class B, 3.87% due 6/18/2026	4,125,000	4,094,145
[c]	Series 2019-1 Class-A, 3.42% due 6/18/2026	994,696	996,500
[c]	Series 2019-2 Class A, 2.62% due 11/18/2026	6,637,004	6,631,795
[c]	Series 2019-2 Class B, 3.19% due 11/18/2026	2,500,000	2,362,454
[c]	Series 2020-2CP Class A, 4.52% due 6/18/2027	14,858,592	15,121,795
	Aqua Finance Trust,
[c]	Series 2017-A Class A, 3.72% due 11/15/2035	2,453,253	2,460,803
[c]	Series 2019-A Class A, 3.14% due 7/16/2040	17,450,180	17,412,497
	Conn’s Receivables Funding, LLC,
[c]	Series 2019-A Class A, 3.40% due 10/16/2023	1,538,980	1,511,898
[c]	Series 2019-B Class A, 2.66% due 6/17/2024	2,701,137	2,657,564
	Dell Equipment Finance Trust,
[c]	Series 2020-1 Class A2, 2.26% due 6/22/2022	11,900,000	12,099,003
[c]	Series 2020-1 Class D, 5.92% due 3/23/2026	8,500,000	8,930,028
[c]	ExteNet, LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	9,886,269
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	10,912,500	10,839,093
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	1,947,153	1,963,716
	Lendingpoint Asset Securitization Trust,
[c]	Series 2019-1 Class A, 3.154% due 8/15/2025	3,250,690	3,234,030
[c]	Series 2019-2 Class A, 3.071% due 11/10/2025	9,448,144	9,353,385
[c]	Series 2020-1 Class A, 2.512% due 2/10/2026	13,324,732	13,321,303
[c]	LL ABS Trust, Series 2019-1A Class A, 2.87% due 3/15/2027	7,657,435	7,646,837
[c]	MelTel Land Funding, LLC, Series 2019-1A Class A, 3.768% due 4/15/2049	9,378,909	9,617,676
[c]	Mosaic Solar Loan Trust, Series 2021A Class A, 2.10% due 4/20/2046	7,725,000	7,784,938
[c]	NP SPE II, LLC, Series 2019-2A Class A1, 2.864% due 11/19/2049	13,605,254	13,565,724
[c]	Pawnee Equipment Receivables, Series 2019-1 Class A2, 2.29% due 10/15/2024	28,255,000	28,541,343

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
[c]	SpringCastle Funding, Series 2019-AA Class A, 3.20% due 5/27/2036	$ 42,316,921	$ 42,774,011
[c]	Upstart Pass-Through Trust, Series 2020-ST3 Class A, 3.35% due 4/20/2028	10,893,047	10,667,820
	Upstart Securitization Trust,
[c]	Series 2019-1 Class B, 4.19% due 4/20/2026	11,906,230	11,854,565
[c]	Series 2019-2 Class A, 2.897% due 9/20/2029	11,696,065	11,717,245
[c]	Series 2019-2 Class B, 3.734% due 9/20/2029	10,900,000	10,494,802
[c]	Series 2019-3 Class A, 2.684% due 1/21/2030	4,076,905	4,086,458
[c]	Series 2019-3 Class B, 3.829% due 1/21/2030	2,350,000	2,243,604
[c]	Series 2020-1 Class B, 3.093% due 4/22/2030	3,250,000	2,975,580
[c]	VB-S1 Issuer, LLC, Series 2020-1A Class C2, 3.031% due 6/15/2050	6,500,000	6,597,527
			305,422,783
	Other Asset Backed — 6.1%
[c]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	17,900,000	17,922,045
	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	5,187,646	5,271,895
	Avant Loans Funding Trust,
[c]	Series 2019-A Class A, 3.48% due 7/15/2022	2,054,900	2,057,576
[c]	Series 2019-B Class B, 3.15% due 10/15/2026	4,850,000	4,655,318
[c]	AXIS Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	3,546,347	3,623,979
[c]	AXIS Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	8,137,898	8,261,441
[a,c]	Bayview Opportunity Master Fund IV Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	2,453,917	2,508,872
[c]	BCC Funding Corp. XVI, LLC, Series 2019-1A Class A2, 2.46% due 8/20/2024	25,825,000	25,859,003
[c]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	895,285	896,976
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	2,514,253	2,481,712
[c]	CFG Investments Ltd., Series 2019-1 Class A, 5.56% due 8/15/2029	6,000,000	5,847,311
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2018-P2 Class A, 3.47% due 10/15/2025	1,332,955	1,337,036
[c]	Series 2018-P3 Class A, 3.82% due 1/15/2026	1,819,907	1,831,187
	Diamond Resorts Owner Trust,
[c]	Series 2018-1 Class A, 3.70% due 1/21/2031	6,252,380	6,386,870
[c]	Series 2019-1A Class A, 2.89% due 2/20/2032	16,570,038	16,649,926
[b,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	3,923,445	3,356,198
	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	7,418,265	7,562,464
	Foundation Finance Trust,
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	2,533,496	2,553,816
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	10,685,720	10,784,980
[c]	Series 2020-1A Class A, 3.54% due 7/16/2040	12,041,000	12,039,683
[c]	Series 2020-1A Class B, 4.62% due 7/16/2040	3,000,000	2,999,081
[b,c]	Global SC Finance IV Ltd., Series 2017-1A Class A, 3.85% due 4/15/2037	5,951,475	5,909,120
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	5,797,354	6,168,622
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	1,109,933	1,146,363
	Marlette Funding Trust,
[c]	Series 2019-2A Class A, 3.13% due 7/16/2029	2,979,573	3,001,286
[c]	Series 2019-4A Class A, 2.39% due 12/17/2029	5,084,540	5,109,570
[c]	Series 2019-4A Class B, 2.95% due 12/17/2029	1,500,000	1,505,558
	Nationstar HECM Loan Trust,
[a,c]	Series 2018-2A Class A, 3.188% due 7/25/2028	618,925	619,012
[a,c]	Series 2019-1A Class A, 2.651% due 6/25/2029	5,696,258	5,718,070
[a,c,f]	Northwind Holdings, LLC, Series 2007-1A Class A1, 1.13% (LIBOR 3 Month + 0.78%) due 12/1/2037	437,500	427,875
[c]	Oportun Funding VII, LLC, Series 2017-B Class A, 3.22% due 10/10/2023	30,400,000	30,327,211
[c]	Oportun Funding VIII, LLC, Series 2018-A Class A, 3.61% due 3/8/2024	10,300,000	10,301,405
	PFS Financing Corp.,
[c]	Series 2017-D Class A, 2.40% due 10/17/2022	10,000,000	10,040,294
[c]	Series 2018-B Class A, 2.89% due 2/15/2023	7,400,000	7,485,914
[c]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	4,866,418	4,866,902
[c,f]	Scala Funding Co., LLC, Series 2016-1 Class A, 3.91% due 2/15/2021	2,000,000	1,974,000
	SCF Equipment Leasing, LLC,
[c]	Series 2018-1A Class A2, 3.63% due 10/20/2024	3,704,495	3,731,339
[c]	Series 2019-1A Class A1, 3.04% due 3/20/2023	5,048,663	5,049,805
[c]	Series 2019-2A Class A1, 2.22% due 6/20/2024	13,890,695	13,832,537
[c]	Series 2019-2A Class C, 3.11% due 6/21/2027	3,000,000	3,005,044
	Sierra Timeshare Receivables Funding, LLC,
[c]	Series 2015-3A Class A, 2.58% due 9/20/2032	1,756,329	1,725,869
[c]	Series 2019-1A Class A, 3.20% due 1/20/2036	2,561,693	2,610,613

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Small Business Administration,
	Series 2001-20J Class 1, 5.76% due 10/1/2021	$ 23,779	$ 24,213
	Series 2008-20D Class 1, 5.37% due 4/1/2028	700,245	768,169
	Series 2009-20E Class 1, 4.43% due 5/1/2029	422,055	456,616
	Series 2009-20K Class 1, 4.09% due 11/1/2029	3,082,754	3,319,330
	Series 2011-20E Class 1, 3.79% due 5/1/2031	3,815,766	4,120,362
	Series 2011-20F Class 1, 3.67% due 6/1/2031	639,959	689,352
	Series 2011-20I Class 1, 2.85% due 9/1/2031	7,040,458	7,430,997
	Series 2012-20D Class 1, 2.67% due 4/1/2032	4,974,241	5,230,473
	Series 2012-20J Class 1, 2.18% due 10/1/2032	4,194,001	4,358,188
	Series 2012-20K Class 1, 2.09% due 11/1/2032	2,625,257	2,724,524
	Small Business Lending Trust,
[c]	Series 2019-A Class A, 2.85% due 7/15/2026	4,632,141	4,492,827
[c]	Series 2020-A Class A, 2.62% due 12/15/2026	14,056,528	13,555,418
	Sofi Consumer Loan Program Trust,
[c]	Series 2018-1 Class A2, 3.14% due 2/25/2027	209,422	211,040
[c]	Series 2018-2 Class C, 4.25% due 4/26/2027	13,170,000	13,249,584
[c]	Series 2018-3 Class C, 4.67% due 8/25/2027	8,085,000	8,210,198
[c]	Series 2019-1 Class D, 4.42% due 2/25/2028	2,955,000	2,987,961
[c]	Series 2019-2 Class A, 3.01% due 4/25/2028	4,147,636	4,196,718
[c]	Series 2019-3 Class A, 2.90% due 5/25/2028	12,032,474	12,191,268
[c]	Sofi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77% due 5/25/2026	570,270	573,410
[c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	2,826,294	2,833,412
	Towd Point Mortgage Trust,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	6,443,301	6,553,760
[a,c]	Series 2017-1 Class A1, 2.75% due 10/25/2056	3,574,380	3,657,503
[a,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	1,079,856	1,118,680
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	8,652,556	9,089,851
[a,c]	Series 2018-3 Class A1, 3.75% due 5/25/2058	5,807,833	6,235,034
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	10,846,751	11,410,808
[a,c]	Series 2019-HY2 Class 1, 1.185% (LIBOR 1 Month + 1.00%) due 5/25/2058	31,720,034	31,535,128
			430,668,602
	Student Loan — 2.4%
[c]	Commonbond Student Loan Trust, Series 18-CGS, Class A1, 3.87% due 2/25/2046	6,246,609	6,492,803
[a,c]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 1.385% (LIBOR 1 Month + 1.20%) due 12/15/2028	2,850,254	2,842,268
	Navient Private Education Refinance Loan Trust,
[c]	Series 2018-CA Class A1, 3.01% due 6/16/2042	362,493	362,990
[a,c]	Series 2019-D Class A2B, 1.235% (LIBOR 1 Month + 1.05%) due 12/15/2059	14,400,000	14,133,489
	Navient Student Loan Trust,
[a]	Series 2014-1 Class A3, 0.695% (LIBOR 1 Month + 0.51%) due 6/25/2031	7,601,876	7,298,124
[a,c]	Series 2016-6A Class A2, 0.935% (LIBOR 1 Month + 0.75%) due 3/25/2066	8,698,268	8,657,828
	Nelnet Student Loan Trust,
[a,c]	Series 2013-1A Class A, 0.785% (LIBOR 1 Month + 0.60%) due 6/25/2041	5,125,704	4,910,574
[a,c]	Series 2015-2A Class A2, 0.785% (LIBOR 1 Month + 0.60%) due 9/25/2047	36,291,750	34,732,072
[a,c]	Series 2015-3A Class A2, 0.785% (LIBOR 1 Month + 0.60%) due 2/27/2051	2,592,529	2,541,976
[a,c]	Series 2016-A Class A1A, 1.935% (LIBOR 1 Month + 1.75%) due 12/26/2040	4,109,123	4,119,632
[a,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 0.735% (LIBOR 1 Month + 0.55%) due 5/25/2057	1,294,105	1,248,585
	SLM Student Loan Trust,
[a]	Series 2011-2 Class A2, 1.385% (LIBOR 1 Month + 1.20%) due 10/25/2034	13,352,000	13,151,273
[a]	Series 2013-6 Class A3, 0.835% (LIBOR 1 Month + 0.65%) due 6/25/2055	35,914,672	34,511,746
	SMB Private Education Loan Trust,
[a,c]	Series 2015-A Class A3, 1.685% (LIBOR 1 Month + 1.50%) due 2/17/2032	10,000,000	10,008,161
[a,c]	Series 2019-A Class A1, 0.535% (LIBOR 1 Month + 0.35%) due 2/16/2026	972,218	971,181
[a,c]	Series 2019-B Class A1, 0.535% (LIBOR 1 Month + 0.35%) due 7/15/2026	7,135,444	7,118,303
[a,c]	Series 2020-A Class A1, 0.485% (LIBOR 1 Month + 0.30%) due 3/15/2027	7,029,585	6,980,218
[c]	Sofi Professional Loan Program, LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	6,000,000	6,105,569
			166,186,792
	Total Asset Backed Securities (Cost $1,418,982,395)		1,439,640,076
	Corporate Bonds — 40.5%
	Automobiles & Components — 2.3%
	Automobiles — 2.3%
[a,b,c]	BMW Finance N.V., 1.225% (LIBOR 3 Month + 0.79%) due 8/12/2022	25,800,000	25,507,428

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	BMW US Capital, LLC,
[c]	2.95% due 4/14/2022	$ 1,894,000	$ 1,961,786
[c]	3.25% due 8/14/2020	3,892,200	3,903,487
	Daimler Finance North America, LLC,
[a,c]	1.292% (LIBOR 3 Month + 0.90%) due 2/15/2022	19,050,000	18,794,159
[c]	2.125% due 3/10/2025	16,900,000	17,061,564
[c]	3.40% due 2/22/2022	6,000,000	6,198,600
[c]	3.70% due 5/4/2023	4,725,000	5,010,248
[c]	Harley-Davidson Financial Services, Inc., Series CO, 4.05% due 2/4/2022	7,976,000	8,211,133
	Hyundai Capital America,
[c]	2.375% due 2/10/2023	11,460,000	11,568,297
[c]	2.85% due 11/1/2022	6,875,000	7,003,906
[c]	3.95% due 2/1/2022	22,900,000	23,601,427
[c]	6.375% due 4/8/2030	14,870,000	17,889,502
[b,c]	Hyundai Capital Services, Inc., 3.75% due 3/5/2023	5,410,000	5,672,710
[a,c]	Nissan Motor Acceptance Corp., 1.961% (LIBOR 3 Month + 0.65%) due 7/13/2022	1,560,000	1,449,895
[c]	Volkswagen Group of America Finance, LLC, 2.50% due 9/24/2021	5,375,000	5,468,740
	Trading Companies & Distributors — 0.0%
[b,c]	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406% due 2/28/2022	2,800,000	2,888,200
			162,191,082
	Banks — 1.6%
	Banks — 1.6%
[a,b,c]	ABN AMRO Bank N.V., 0.939% (LIBOR 3 Month + 0.57%) due 8/27/2021	6,800,000	6,830,192
[a,b]	Barclays Bank plc, 1.771% (LIBOR 3 Month + 0.46%) due 1/11/2021	7,000,000	7,002,100
[a]	Capital One NA/Mclean VA, 1.268% (LIBOR 3 Month + 0.82%) due 8/8/2022	28,150,000	28,041,341
[a]	Citizens Bank N.A./Providence RI, 1.256% (LIBOR 3 Month + 0.95%) due 3/29/2023	20,500,000	20,526,445
	Credit Suisse AG,
[b]	1.00% due 5/5/2023	10,000,000	10,056,700
[b]	2.95% due 4/9/2025	5,000,000	5,405,650
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	4,940,000	5,126,040
	3.40% due 1/18/2023	7,980,000	8,305,424
[c]	Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020	891,585	891,585
[b]	Sumitomo Mitsui Banking Corp., 2.65% due 7/23/2020	10,600,000	10,609,964
	Zions Bancorp N.A., 3.35% due 3/4/2022	6,750,000	6,956,550
			109,751,991
	Capital Goods — 0.9%
	Aerospace & Defense — 0.1%
	Boeing Co., 5.15% due 5/1/2030	5,717,000	6,371,597
	Industrial Conglomerates — 0.3%
[a]	General Electric Co. MTN, 1.313% (LIBOR 3 Month + 1.00%) due 3/15/2023	2,625,000	2,566,253
	Ingersoll-Rand Co. (Guaranty: Ingersoll-Rand plc), 6.391% due 11/15/2027	3,000,000	3,699,270
[b]	Pentair Finance Sarl, 4.50% due 7/1/2029	7,930,000	8,706,347
	Textron, Inc., 3.00% due 6/1/2030	9,850,000	9,817,987
	Machinery — 0.5%
[c]	Huntington Ingalls Industries, Inc., 4.20% due 5/1/2030	5,920,000	6,607,312
	Nvent Finance Sarl,
[b]	3.95% due 4/15/2023	7,980,000	8,198,971
[b]	4.55% due 4/15/2028	7,023,000	7,366,284
[a,c]	Otis Worldwide Corp., 2.088% (LIBOR 3 Month + 0.45%) due 4/5/2023	9,850,000	9,733,672
			63,067,693
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[c,d]	CoStar Group, Inc., 2.80% due 7/15/2030	11,350,000	11,622,060
			11,622,060
	Consumer Durables & Apparel — 0.3%
	Household Durables — 0.3%
	Panasonic Corp.,
[b,c]	2.536% due 7/19/2022	16,810,000	17,294,632
[b,c]	2.679% due 7/19/2024	2,000,000	2,119,880

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
			19,414,512
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.1%
	Starbucks Corp., 2.55% due 11/15/2030	$ 9,790,000	$ 10,275,192
	Transportation Infrastructure — 0.2%
[b,c]	Adani Ports & Special Economic Zone Ltd., 3.375% due 7/24/2024	13,465,000	13,326,580
			23,601,772
	Diversified Financials — 6.6%
	Capital Markets — 1.7%
	Ares Capital Corp.,
	3.25% due 7/15/2025	8,155,000	7,915,896
	3.50% due 2/10/2023	5,638,000	5,662,807
	4.20% due 6/10/2024	6,509,000	6,659,293
	4.25% due 3/1/2025	4,560,000	4,624,068
	4.625% due 3/1/2024	4,936,000	4,879,927
[c]	Ares Finance Co., LLC, 4.00% due 10/8/2024	5,000,000	5,306,750
[b]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	7,160,000	7,400,719
	Intercontinental Exchange, Inc., 2.10% due 6/15/2030	14,695,000	14,970,384
	Legg Mason, Inc., 4.75% due 3/15/2026	5,000,000	5,619,650
	Main Street Capital Corp., 5.20% due 5/1/2024	2,970,000	3,045,616
	Solar Capital Ltd., 4.50% due 1/20/2023	12,000,000	12,133,080
[b,c]	SumitG Guaranteed Secured Obligation Issuer DAC, 2.251% due 11/2/2020	15,000,000	15,059,250
	TPG Specialty Lending, Inc., 3.875% due 11/1/2024	27,220,000	26,839,192
	Consumer Finance — 0.5%
	Wells Fargo & Co.,
[a]	2.393% (SOFR + 2.10%) due 6/2/2028	14,690,000	15,175,357
[a]	2.879% (LIBOR 3 Month + 1.17%) due 10/30/2030	1,600,000	1,709,184
[a]	4.478% (LIBOR 3 Month + 3.77%) due 4/4/2031	14,900,000	17,997,412
	Diversified Financial Services — 3.7%
[a,b]	Barclays plc, 1.766% (LIBOR 3 Month + 1.38%) due 5/16/2024	17,500,000	17,296,300
[a,b,c]	BNP Paribas S.A., 2.219% (SOFR + 2.07%) due 6/9/2026	4,800,000	4,905,792
	Citigroup, Inc.,
[a]	2.572% (SOFR + 2.11%) due 6/3/2031	9,720,000	10,041,538
	2.65% due 10/26/2020	4,890,000	4,924,426
[a]	3.106% (SOFR + 2.75%) due 4/8/2026	4,265,000	4,583,169
	3.40% due 5/1/2026	9,700,000	10,759,337
[a]	4.412% (SOFR + 3.91%) due 3/31/2031	10,815,000	12,774,462
[b]	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG), 3.125% due 12/10/2020	10,000,000	10,112,200
	Deutsche Bank AG,
[a,b]	1.599% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	16,520,994
[a,b]	1.913% (LIBOR 3 Month + 0.82%) due 1/22/2021	8,650,000	8,585,903
[b]	5.00% due 2/14/2022	6,350,000	6,649,847
	HSBC Holdings plc,
[a,b]	2.099% (SOFR + 1.93%) due 6/4/2026	6,800,000	6,861,132
[b]	4.95% due 3/31/2030	4,800,000	5,754,432
[a]	JPMorgan Chase & Co., 1.83% (LIBOR 3 Month + 1.48%) due 3/1/2021	7,000,000	7,046,900
	Lloyds Banking Group plc,
[a,b]	2.438% (H15T1Y + 1.00%) due 2/5/2026	5,955,000	6,141,689
[a,b]	3.87% (H15T1Y + 3.50%) due 7/9/2025	7,000,000	7,611,870
	Mitsubishi UFJ Financial Group, Inc.,
[b]	2.193% due 2/25/2025	10,890,000	11,251,112
[b]	2.623% due 7/18/2022	10,800,000	11,213,856
	Mizuho Financial Group, Inc.,
[a,b]	0.99% (LIBOR 3 Month + 0.63%) due 5/25/2024	8,800,000	8,597,160
[a,b]	2.226% (LIBOR 3 Month + 0.83%) due 5/25/2026	4,800,000	4,925,952
[a,b]	3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	10,850,000	11,714,528
	Morgan Stanley,
[a]	0.761% (SOFR + 0.70%) due 1/20/2023	15,775,000	15,705,117
[a]	0.911% (SOFR + 0.83%) due 6/10/2022	4,675,000	4,671,120
[c]	National Securities Clearing Corp., 1.50% due 4/23/2025	7,000,000	7,150,710
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55% due 1/15/2024	10,000,000	10,978,700
[a,b]	Royal Bank of Scotland Group plc, 1.862% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,952,000	1,953,093

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Societe Generale S.A.,
[b,c,d]	1.375% due 7/8/2025	$ 4,800,000	$ 4,786,608
[b,c]	2.625% due 1/22/2025	4,000,000	4,077,920
[b,c]	3.875% due 3/28/2024	8,000,000	8,541,520
[b,c]	4.25% due 9/14/2023	9,000,000	9,701,010
[a,b,c]	UBS Group Funding Switzerland AG, 3.091% (LIBOR 3 Month + 1.78%) due 4/14/2021	5,800,000	5,868,324
	Insurance — 0.5%
[a,c]	AIG Global Funding, 0.757% (LIBOR 3 Month + 0.46%) due 6/25/2021	9,910,000	9,926,451
	ALEX Alpha, LLC (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	1,847,825	1,875,556
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	27,285,000	24,953,224
	Santa Rosa Leasing, LLC (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	2,215,151	2,168,278
	Mortgage Real Estate Investment Trusts — 0.2%
	Senior Housing Properties Trust, 4.75% due 2/15/2028	13,026,000	10,798,424
			466,427,239
	Energy — 3.5%
	Energy Equipment & Services — 0.2%
[c]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	5,100,000	5,232,294
	Oceaneering International, Inc., 4.65% due 11/15/2024	10,000,000	7,545,200
[b,c,g,h]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	3,997,362	253,752
	Oil, Gas & Consumable Fuels — 3.3%
	BP Capital Markets America, Inc.,
[a]	0.966% (LIBOR 3 Month + 0.65%) due 9/19/2022	6,771,000	6,746,489
	3.245% due 5/6/2022	4,900,000	5,137,062
	Buckeye Partners L.P., 4.15% due 7/1/2023	7,000,000	6,818,770
[c]	Colonial Enterprises, Inc., 3.25% due 5/15/2030	6,910,000	7,486,847
[c]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,168,000	10,226,446
	Energen Corp., 4.625% due 9/1/2021	10,000,000	10,060,600
	EQM Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	11,440,000	11,527,173
[b]	Equinor ASA, 2.375% due 5/22/2030	6,525,000	6,792,460
	Exxon Mobil Corp., 3.482% due 3/19/2030	14,670,000	16,722,333
	Florida Gas Transmission Co., LLC,
[c]	2.55% due 7/1/2030	5,225,000	5,329,970
[c]	3.875% due 7/15/2022	10,435,000	10,875,566
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	13,850,000	14,157,331
[b,c]	Lukoil Securities B.V., 3.875% due 5/6/2030	9,300,000	9,698,877
	Marathon Petroleum Corp., 4.70% due 5/1/2025	4,825,000	5,401,587
	Midwest Connector Capital Co., LLC,
[c]	3.625% due 4/1/2022	5,520,000	5,655,737
[c]	3.90% due 4/1/2024	5,555,000	5,837,805
	NuStar Logistics L.P., 4.75% due 2/1/2022	5,000,000	4,893,100
	Occidental Petroleum Corp.,
[a]	1.684% (LIBOR 3 Month + 1.25%) due 8/13/2021	3,950,000	3,774,896
[a]	1.842% (LIBOR 3 Month + 1.45%) due 8/15/2022	11,200,000	10,181,696
	ONEOK, Inc.,
	3.40% due 9/1/2029	8,903,000	8,668,495
	5.85% due 1/15/2026	3,870,000	4,424,145
	6.35% due 1/15/2031	5,438,000	6,365,560
[b]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	10,007,000	8,752,222
[b,c]	Sinopec Group Overseas Development 2018 Ltd., 3.75% due 9/12/2023	11,800,000	12,663,524
[c]	Tennessee Gas Pipeline Co., LLC, 2.90% due 3/1/2030	17,879,000	18,357,800
[c]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	17,624,000	17,722,871
			247,310,608
	Food & Staples Retailing — 0.5%
	Food & Staples Retailing — 0.5%
[b,c]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	15,850,000	16,254,175
[b,c]	CK Hutchison International 20 Ltd., 2.50% due 5/8/2030	4,000,000	4,103,280
	Walgreens Boots Alliance, Inc., 3.20% due 4/15/2030	14,360,000	14,845,224
			35,202,679
	Food, Beverage & Tobacco — 1.7%
	Beverages — 0.4%
[b,c]	Becle SAB de CV, 3.75% due 5/13/2025	13,750,000	14,454,412
	Constellation Brands, Inc., 2.875% due 5/1/2030	3,695,000	3,919,102

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Keurig Dr Pepper, Inc., 3.20% due 5/1/2030	$ 6,755,000	$ 7,498,523
	Molson Coors Brewing Co., 2.10% due 7/15/2021	3,035,000	3,075,578
	Food Products — 1.1%
	Campbell Soup Co., 2.375% due 4/24/2030	4,860,000	5,031,315
[a]	Conagra Brands, Inc., 1.82% (LIBOR 3 Month + 0.50%) due 10/9/2020	14,850,000	14,817,627
	General Mills, Inc.,
[a]	1.716% (LIBOR 3 Month + 0.54%) due 4/16/2021	3,380,000	3,386,929
[a]	2.145% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,475,000	2,487,276
	Ingredion, Inc., 2.90% due 6/1/2030	14,725,000	15,703,918
	JM Smucker Co., 2.375% due 3/15/2030	31,822,000	32,545,632
	Tobacco — 0.2%
	Altria Group, Inc., 3.40% due 5/6/2030	4,870,000	5,241,435
[a]	BAT Capital Corp., 1.014% (LIBOR 3 Month + 0.59%) due 8/14/2020	1,450,000	1,446,767
[b,c]	BAT International Finance plc, 3.95% due 6/15/2025	3,000,000	3,311,490
[b,c]	Imperial Brands Finance plc, 3.50% due 7/26/2026	3,000,000	3,200,370
			116,120,374
	Health Care Equipment & Services — 1.3%
	Health Care Equipment & Supplies — 0.7%
[c]	Alcon Finance Corp., 2.60% due 5/27/2030	4,800,000	4,932,864
	Boston Scientific Corp., 2.65% due 6/1/2030	11,745,000	12,211,746
	Dentsply Sirona, Inc., 3.25% due 6/1/2030	4,755,000	4,985,998
	Zimmer Biomet Holdings, Inc., 3.55% due 3/20/2030	27,208,000	29,343,012
	Health Care Providers & Services — 0.6%
	AmerisourceBergen Corp., 2.80% due 5/15/2030	14,705,000	15,493,041
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	7,221,270
	Express Scripts Holding Co., 2.60% due 11/30/2020	9,750,000	9,781,395
[c]	Health Care Service Corp., 2.20% due 6/1/2030	6,860,000	6,875,092
			90,844,418
	Household & Personal Products — 0.1%
	Household Products — 0.1%
	Kimberly-Clark de Mexico SAB de CV,
[b,c,d]	2.431% due 7/1/2031	3,800,000	3,844,346
[b,c]	3.80% due 4/8/2024	3,000,000	3,156,990
			7,001,336
	Insurance — 3.9%
	Insurance — 3.9%
[b,c]	AIA Group Ltd., 3.375% due 4/7/2030	4,800,000	5,240,544
	Alleghany Corp., 3.625% due 5/15/2030	4,860,000	5,178,524
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	10,707,000	11,850,936
[b,c]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	10,983,433
	Enstar Group Ltd.,
[b]	4.50% due 3/10/2022	1,950,000	1,977,671
[b]	4.95% due 6/1/2029	19,899,000	20,936,733
[c,d]	Equitable Financial Life Global Funding, 1.40% due 7/7/2025	11,615,000	11,630,332
[b,c]	Fairfax Financial Holdings Ltd., 4.625% due 4/29/2030	19,570,000	21,081,587
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	11,286,000	11,830,662
	First American Financial Corp., 4.00% due 5/15/2030	4,845,000	5,279,887
[c]	Five Corners Funding Trust II, 2.85% due 5/15/2030	19,650,000	20,263,080
	Horace Mann Educators Corp., 4.50% due 12/1/2025	4,800,000	5,267,712
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	4,690,000	4,965,678
	Jackson National Life Global Funding,
[a,c]	0.795% (LIBOR 3 Month + 0.48%) due 6/11/2021	6,150,000	6,155,473
[c]	3.25% due 1/30/2024	10,000,000	10,693,200
[b,c]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	11,000,000	11,641,740
[c]	MassMutual Global Funding II, 2.95% due 1/11/2025	15,000,000	16,267,650
	Mercury General Corp., 4.40% due 3/15/2027	3,751,000	3,953,854
	Metropolitan Life Global Funding I,
[a,c]	0.65% (SOFR + 0.57%) due 9/7/2020	7,760,000	7,764,578
[c]	2.95% due 4/9/2030	5,000,000	5,477,450
[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,299,250
[c]	Protective Life Corp., 3.40% due 1/15/2030	19,740,000	20,248,108
[a,c]	Protective Life Global Funding, 0.826% (LIBOR 3 Month + 0.52%) due 6/28/2021	17,000,000	17,026,350

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Reliance Standard Life Global Funding II,
[c,e]	2.75% due 5/7/2025	$ 13,490,000	$ 13,744,017
[c]	3.85% due 9/19/2023	9,950,000	10,672,768
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	8,295,904
			273,727,121
	Materials — 0.8%
	Chemicals — 0.3%
[a,c]	Albemarle Corp., 1.442% (LIBOR 3 Month + 1.05%) due 11/15/2022	5,012,000	4,792,174
[c]	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., L.P., 5.125% due 4/1/2025	9,870,000	11,340,137
[b,c]	OCP S.A., 5.625% due 4/25/2024	8,555,000	9,226,396
	Containers & Packaging — 0.3%
	Bemis Co., Inc., 2.63% due 6/19/2030	2,078,000	2,124,859
[b,c]	CCL Industries, Inc., 3.05% due 6/1/2030	9,810,000	10,037,200
	Sonoco Products Co., 3.125% due 5/1/2030	6,990,000	7,318,180
	Metals & Mining — 0.2%
[b]	AngloGold Ashanti Holdings plc (Guaranty: AngloGold Ashanti Ltd.), 5.125% due 8/1/2022	6,500,000	6,810,115
[b,c]	Newcrest Finance Pty Ltd., 3.25% due 5/13/2030	4,935,000	5,292,590
			56,941,651
	Media & Entertainment — 0.1%
	Interactive Media & Services — 0.1%
[b]	Baidu, Inc., 3.875% due 9/29/2023	6,000,000	6,389,400
			6,389,400
	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
	Biotechnology — 0.1%
	Biogen, Inc., 2.25% due 5/1/2030	6,810,000	6,882,731
	Pharmaceuticals — 0.6%
	AbbVie, Inc.,
[c]	2.95% due 11/21/2026	2,460,000	2,672,347
[c]	3.45% due 3/15/2022	5,000,000	5,201,400
[a,b]	AstraZeneca plc, 1.051% (LIBOR 3 Month + 0.67%) due 8/17/2023	10,524,000	10,494,322
	Bayer US Finance II, LLC,
[a,c]	0.927% (LIBOR 3 Month + 0.63%) due 6/25/2021	9,500,000	9,502,470
[c]	4.25% due 12/15/2025	2,500,000	2,872,500
[b]	Perrigo Finance Unlimited Co., 3.15% due 6/15/2030	3,450,000	3,483,085
[b]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	4,959,000	5,058,081
[c]	Upjohn, Inc., 2.30% due 6/22/2027	4,935,000	5,094,154
			51,261,090
	Real Estate — 1.5%
	Equity Real Estate Investment Trusts — 1.5%
	Alexandria Real Estate Equities, Inc., 4.90% due 12/15/2030	6,780,000	8,485,984
	American Tower Corp.,
	2.40% due 3/15/2025	7,375,000	7,749,060
	3.375% due 5/15/2024	10,460,000	11,365,417
	SBA Tower Trust,
[c]	2.836% due 1/15/2025	12,525,000	12,519,865
[c]	2.877% due 7/9/2021	9,500,000	9,508,455
[c]	3.156% due 10/8/2020	23,975,000	23,999,934
[b,c]	Scentre Group Trust 1 / Scentre Group Trust 2, 4.375% due 5/28/2030	7,605,000	8,391,129
	Service Properties Trust,
	4.35% due 10/1/2024	10,161,000	9,155,975
	4.50% due 6/15/2023	4,916,000	4,704,219
	4.65% due 3/15/2024	4,233,000	3,832,643
	5.00% due 8/15/2022	3,159,000	3,096,894
	5.25% due 2/15/2026	4,020,000	3,648,552
			106,458,127
	Retailing — 0.8%
	Internet & Direct Marketing Retail — 0.3%
	Booking Holdings, Inc., 4.625% due 4/13/2030	7,323,000	8,625,908
	eBay, Inc., 1.90% due 3/11/2025	11,468,000	11,838,875

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Multiline Retail — 0.2%
	Family Dollar Stores, Inc., 5.00% due 2/1/2021	$ 18,475,000	$ 18,727,923
	Specialty Retail — 0.3%
[c]	Advance Auto Parts, Inc., 3.90% due 4/15/2030	15,465,000	16,537,034
	AutoNation, Inc., 4.75% due 6/1/2030	2,090,000	2,268,152
			57,997,892
	Semiconductors & Semiconductor Equipment — 1.1%
	Semiconductors & Semiconductor Equipment — 1.1%
	Broadcom, Inc.,
[c]	3.459% due 9/15/2026	3,127,000	3,356,741
[c]	4.11% due 9/15/2028	15,820,000	17,259,145
[c]	4.15% due 11/15/2030	2,980,000	3,242,538
[c]	4.75% due 4/15/2029	8,775,000	9,963,574
[c]	5.00% due 4/15/2030	2,607,000	2,991,819
	Micron Technology, Inc.,
	4.663% due 2/15/2030	11,731,000	13,641,041
	5.327% due 2/6/2029	7,690,000	9,189,166
	Xilinx, Inc., 2.375% due 6/1/2030	19,665,000	20,333,610
			79,977,634
	Software & Services — 2.3%
	Information Technology Services — 0.8%
	Leidos Holdings, Inc. (Guaranty: Leidos, Inc.), 4.45% due 12/1/2020	2,000,000	2,005,160
[c]	Leidos, Inc., 4.375% due 5/15/2030	3,444,000	3,881,285
	Moody’s Corp., 3.75% due 3/24/2025	24,400,000	27,662,036
	PayPal Holdings, Inc., 2.30% due 6/1/2030	9,784,000	10,178,980
	Total System Services, Inc.,
	3.80% due 4/1/2021	3,000,000	3,053,850
	4.00% due 6/1/2023	3,835,000	4,155,184
	Western Union Co., 2.85% due 1/10/2025	7,256,000	7,559,954
	Interactive Media & Services — 0.1%
[b]	Baidu, Inc., 4.375% due 5/14/2024	6,376,000	6,946,524
	Internet Software & Services — 0.3%
[b,c]	Tencent Holdings Ltd., 2.39% due 6/3/2030	24,650,000	24,775,715
	Software — 1.1%
	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	8,000,000	8,043,040
	Citrix Systems, Inc., 4.50% due 12/1/2027	25,224,000	28,939,243
[c]	Infor, Inc., 1.75% due 7/15/2025	12,382,000	12,438,462
	VMware, Inc., 4.50% due 5/15/2025	22,691,000	24,734,098
			164,373,531
	Technology Hardware & Equipment — 2.2%
	Communications Equipment — 0.6%
	Motorola Solutions, Inc., Series 2020-1A Class C, 4.60% due 2/23/2028	14,205,000	16,098,953
[b]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	21,215,000	22,199,376
[b,c]	Xiaomi Best Time International Ltd., 3.375% due 4/29/2030	6,300,000	6,205,689
	Electronic Equipment, Instruments & Components — 0.8%
[b]	Allegion plc, 3.50% due 10/1/2029	5,395,000	5,674,785
[b]	Flex Ltd., 4.875% due 5/12/2030	23,065,000	25,599,843
	Ingram Micro, Inc., 5.45% due 12/15/2024	5,596,000	5,639,145
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	18,493,790
	Technology Hardware, Storage & Peripherals — 0.8%
[c]	Dell International, LLC / EMC Corp., 5.85% due 7/15/2025	3,815,000	4,382,252
	Hewlett Packard Enterprise Co., 4.65% due 10/1/2024	7,560,000	8,487,234
	HP, Inc., 3.00% due 6/17/2027	22,397,000	23,489,974
	NetApp, Inc.,
	1.875% due 6/22/2025	4,825,000	4,891,488
	2.375% due 6/22/2027	10,375,000	10,504,999
			151,667,528
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	AT&T, Inc.,
[a]	1.498% (LIBOR 3 Month + 1.18%) due 6/12/2024	$ 5,000,000	$ 5,010,250
	2.30% due 6/1/2027	4,880,000	5,052,410
	3.80% due 3/1/2024 - 2/15/2027	1,940,000	2,153,312
	7.85% due 1/15/2022	3,000,000	3,290,040
	Qwest Corp., 6.75% due 12/1/2021	3,000,000	3,162,510
	Media — 0.0%
	Cox Communications, Inc.,
[c]	2.95% due 6/30/2023	1,820,000	1,912,165
[c]	3.35% due 9/15/2026	2,000,000	2,209,060
	Wireless Telecommunication Services — 0.7%
	Sprint Communications, Inc., 9.25% due 4/15/2022	44,854,000	49,446,152
			72,235,899
	Transportation — 0.5%
	Air Freight & Logistics — 0.1%
	TTX Co.,
[c]	4.15% due 1/15/2024	6,000,000	6,581,280
[c]	5.453% due 1/2/2022	943,879	971,299
	Airlines — 0.3%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95% due 1/15/2023	3,530,125	2,833,384
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25% due 4/22/2023	3,147,703	2,628,804
	Series 2013-1 Class B, 5.375% due 11/15/2021	19,513,846	15,616,931
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	863,000	881,313
	Hotels, Restaurants & Leisure — 0.1%
[b,c]	Sands China Ltd., 4.375% due 6/18/2030	3,050,000	3,172,549
			32,685,560
	Utilities — 6.3%
	Electric Utilities — 6.0%
	AEP Texas, Inc., 2.10% due 7/1/2030	19,455,000	19,467,062
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	4,923,000	5,282,576
	Ameren Corp., 3.50% due 1/15/2031	4,605,000	5,161,054
	American Electric Power Co., Inc., 2.30% due 3/1/2030	9,805,000	10,010,807
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	7,698,740
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	9,601,864
	3.20% due 4/15/2025	9,395,000	10,266,010
	Black Hills Corp., 2.50% due 6/15/2030	5,490,000	5,656,841
	CenterPoint Energy, Inc., 3.60% due 11/1/2021	8,901,000	9,240,039
	Consolidated Edison Co. of New York, Inc.,
	Series 20A, 3.35% due 4/1/2030	6,835,000	7,768,319
[a]	Series C, 0.697% (LIBOR 3 Month + 0.40%) due 6/25/2021	12,575,000	12,595,749
	Dominion Energy, Inc.,
	3.375% due 4/1/2030	9,680,000	10,724,375
	Series B, 3.60% due 3/15/2027	29,576,000	32,767,546
	Edison International, 2.40% due 9/15/2022	4,900,000	4,962,083
[b,c]	Enel Finance International N.V., 4.625% due 9/14/2025	18,443,000	21,016,905
	Entergy Arkansas, LLC, 4.00% due 6/1/2028	3,965,000	4,563,913
	Entergy Louisiana, LLC, 4.80% due 5/1/2021	4,300,000	4,390,386
	Entergy Mississippi, Inc., 3.25% due 12/1/2027	4,727,000	5,171,574
	Entergy Texas, Inc., 3.45% due 12/1/2027	12,000,000	13,005,120
	Evergy Metro, Inc., Series 2020 2.25% due 6/1/2030	6,830,000	7,167,265
	Evergy, Inc., 2.45% due 9/15/2024	4,895,000	5,178,372
	Eversource Energy, 3.80% due 12/1/2023	12,395,000	13,572,897
	Exelon Corp., 4.05% due 4/15/2030	9,640,000	11,144,226
	Interstate Power and Light Co., 2.30% due 6/1/2030	1,860,000	1,897,274
[c]	ITC Holdings Corp., 2.95% due 5/14/2030	14,800,000	15,749,272
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	9,555,000	11,061,059
[c]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	2,566,665	2,629,523
[c]	Narragansett Electric Co., 3.395% due 4/9/2030	6,905,000	7,776,273
	NextEra Energy Capital Holdings, Inc., 3.342% due 9/1/2020	9,742,000	9,786,131

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
[c]	Niagara Mohawk Power Corp., 1.96% due 6/27/2030	$ 9,775,000	$ 9,839,026
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	10,879,600
	Oklahoma Gas & Electric Co., 3.25% due 4/1/2030	14,795,000	16,271,245
	Pacific Gas and Electric Co., 1.75% due 6/16/2022	11,342,000	11,359,467
	PacifiCorp, 3.50% due 6/15/2029	2,963,000	3,403,628
	PNM Resources, Inc., 3.25% due 3/9/2021	7,784,000	7,900,293
	PPL Capital Funding, Inc., 4.125% due 4/15/2030	24,434,000	27,853,294
	Public Service Co. of New Mexico, 5.35% due 10/1/2021	3,000,000	3,090,060
[c]	Puget Energy, Inc., 4.10% due 6/15/2030	4,742,000	5,244,936
	San Diego Gas & Electric Co., 3.60% due 9/1/2023	4,212,000	4,472,765
	Southern Co., Series A 3.70% due 4/30/2030	4,889,000	5,569,598
[a,c]	Southern Power Co., 0.856% (LIBOR 3 Month + 0.55%) due 12/20/2020	1,875,000	1,873,406
[b,c]	Transelec S.A., 4.25% due 1/14/2025	6,000,000	6,413,640
	UIL Holdings Corp., 4.625% due 10/1/2020	13,335,000	13,445,814
	Xcel Energy, Inc., 3.40% due 6/1/2030	9,855,000	11,227,999
	Gas Utilities — 0.3%
	Dominion Energy Gas Holdings, LLC, 2.80% due 11/15/2020	5,225,000	5,254,103
	Southern Co. Gas Capital Corp., 3.50% due 9/15/2021	9,925,000	10,192,479
	Southwest Gas Corp., 2.20% due 6/15/2030	4,810,000	4,936,311
			444,540,919
	Total Corporate Bonds (Cost $2,736,440,570)		2,850,812,116
	Loan Participations — 0.3%
	Media & Entertainment — 0.0%
	Media — 0.0%
[i]	Lamar Media Corp., 1.674% (LIBOR 1 Month + 1.50%) due 2/5/2027	4,750,000	4,631,250
			4,631,250
	Utilities — 0.3%
	Electric Utilities — 0.3%
[i]	Pacific Gas and Electric Co., 2.44% (LIBOR 1 Month + 2.25%) due 12/31/2020	19,000,000	18,905,000
			18,905,000
	Total Loan Participations (Cost $23,051,073)		23,536,250
	Municipal Bonds — 1.1%
	California School Finance Authority (LOC City National Bank), 5.041% due 7/1/2020	4,000,000	4,000,480
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.244% due 3/1/2021	450,000	453,488
	2.474% due 3/1/2022	600,000	613,830
	2.691% due 3/1/2023	580,000	603,745
	Fort Collins Electric Utility Enterprise Revenue ETM, Series B-Qualified Energy, 4.92% due 12/1/2020	1,130,000	1,149,300
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	3,350,000	3,362,261
	Municipal Improvement Corp. of Los Angeles (Build America-BDS-Recovery Zone), Series B, 6.165% due 11/1/2020	6,125,000	6,225,450
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	1,170,000	1,189,071
	2.631% due 6/15/2024	860,000	867,172
	New York City Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds), 4.075% due 11/1/2020	2,500,000	2,524,175
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	29,675,000	30,593,441
	Orleans Parish Parishwide School District (Insured: AGM) GO, Series B, 4.40% due 2/1/2021	10,000,000	10,178,200
	Redlands Redevelopment Agency Successor Agency (Insured: AMBAC) ETM, Series A, 5.818% due 8/1/2022	555,000	586,036
	Rutgers The State University of New Jersey, Series K, 3.028% due 5/1/2021	1,500,000	1,521,645
	San Bernardino County Redevelopment Agency Successor Agency, Series A, 7.135% due 9/1/2020	290,000	292,123
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	4,695,000	4,922,332
	4.00% due 9/15/2021	3,980,000	4,111,778
	Tampa-Hillsborough County Expressway Authority, Series C, 2.84% due 7/1/2020	1,750,000	1,750,035
	Wallenpaupack Area School District (State Aid Withholding) GO, Series B, 4.00% due 9/1/2020	2,750,000	2,762,952
	Total Municipal Bonds (Cost $76,005,567)		77,707,514

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Short-Term Investments — 10.3%
[j]	Thornburg Capital Management Fund	72,816,170	$ 728,161,705
	Total Short-Term Investments (Cost $728,161,705)		728,161,705
	Total Investments — 100.9% (Cost $6,869,123,445)		$7,106,914,367
	Liabilities Net of Other Assets — (0.9)%		(63,913,915)
	Net Assets — 100.0%		$7,043,000,452

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $2,902,583,186, representing 41.21% of the Fund’s net assets.
d	When-issued security.
e	Segregated as collateral for a when-issued security.
f	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
g	Bond in default.
h	Non-income producing.
i	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2020.
j	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CMBS	Commercial mortgage-backed securities
CMO	Collateralized Mortgage Obligation
ETM	Escrowed to Maturity
FDIC	Federal Deposit Insurance Corporation
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.